VARIABLE INTEREST ENTITIES ("VIEs")	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)
VARIABLE INTEREST ENTITIES (“VIEs”)

Eskimo SPV

As of June 30, 2018, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary, Sea 23 Leasing Co. Limited (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of June 30, 2018, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2018:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of June 30, 2018 is shown below:

(in thousands of $)	2018(1)	2019	2020	2021	2022	After 2022
Golar Eskimo*	13,471	26,655	25,670	24,433	23,205	59,725

(1) For the six months ending December 31, 2018.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin, but excludes the repurchase obligation at the end of the lease term.

The impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	June 30, 2018	December 31, 2017
Liabilities
Short-term debt (refer to note 8)	208,746	—
Long-term debt	—	212,084

The most significant impact of consolidation of Eskimo SPV’s operations on our condensed consolidated statement of operations is interest expense of $1.8 million and $3.9 million for the three and six months ended June 30, 2018, respectively, and $2.0 million and $3.8 million for the three and six months ended June 30 2017, respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our condensed consolidated statement of cash flows is net cash of $4.8 million and $3.3 million used in financing activities for the three and six months ended June 30, 2018, respectively and $6.2 million and $12.2 million for the three months and six months ended June 30, 2017, respectively.

PT Golar Indonesia
We consolidated PT Golar Indonesia (“PTGI”), which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.